Federated Hermes Mid-Cap Index Fund
Portfolio of Investments
January 31, 2023 (unaudited)
Shares			Value
	[1]	COMMON STOCKS—96.9%
		Communication Services—2.1%
754		Cable One, Inc.	$595,570
34,134	[2]	Frontier Communications Parent, Inc.	1,010,708
19,128	[2]	Iridium Communications, Inc.	1,144,619
25,185		New York Times Co., Class A	877,445
5,734		Nexstar Media Group, Inc., Class A	1,174,151
34,449		Tegna, Inc.	686,569
22,437	[2]	TripAdvisor, Inc.	522,782
5,928		Wiley (John) & Sons, Inc., Class A	271,502
4,648		World Wrestling Entertainment, Inc.	393,314
6,579	[2]	Ziff Davis, Inc.	588,689
		TOTAL	7,265,349
		Consumer Discretionary—14.3%
14,848	[2]	Adient PLC	668,457
6,379	[2]	AutoNation, Inc.	808,347
26,699		Block (H&R), Inc.	1,040,727
14,343		Boyd Gaming Corp.	893,712
10,381		Brunswick Corp.	875,430
19,048	[2]	Capri Holdings Ltd.	1,266,502
5,639		Carter's, Inc.	470,123
3,823		Choice Hotels International, Inc.	469,808
4,817		Churchill Downs, Inc.	1,195,098
5,131		Columbia Sportswear Co.	492,063
3,404		Cracker Barrel Old Country Store, Inc.	379,818
9,434	[2]	Crocs, Inc.	1,148,778
20,743		Dana, Inc.	376,278
3,983	[2]	Deckers Outdoor Corp.	1,702,653
6,850		Dick's Sporting Goods, Inc.	895,706
8,357	[2]	Five Below, Inc.	1,647,415
12,565		Foot Locker, Inc.	546,703
4,681	[2]	Fox Factory Holding Corp.	552,779
37,262	[2]	GameStop Corp.	814,920
33,433		Gap (The), Inc.	453,686
34,655		Gentex Corp.	1,022,669
27,232	[2]	Goodyear Tire & Rubber Co.	306,360
515		Graham Holdings Co.	336,455
4,232	[2]	Grand Canyon Education, Inc.	493,282
30,172		Hanesbrands, Inc.	254,652
23,009		Harley-Davidson, Inc.	1,059,104
3,857	[2]	Helen of Troy Ltd.	436,265
7,584		KB HOME	291,605
11,450		Kohl's Corp.	370,637
8,953		Lear Corp.	1,305,168
24,269		Leggett and Platt, Inc.	887,275
11,418	[2]	Light & Wonder, Inc.	745,024
3,333		Lithia Motors, Inc.	877,246
40,411		Macy's, Inc.	954,912
5,554		Marriott Vacations Worldwide Corp.	888,862

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
53,309	[2]	Mattel, Inc.	$1,090,702
3,612		Murphy USA, Inc.	982,572
17,638		Nordstrom, Inc.	344,647
9,184	[2]	Ollie's Bargain Outlet Holding, Inc.	502,916
2,933		Papa Johns International, Inc.	263,061
23,798	[2]	Penn Entertainment, Inc.	843,639
8,101		Polaris, Inc., Class A	930,319
10,048		PVH Corp.	903,315
3,422	[2]	RH	1,067,630
22,778		Service Corp. International	1,688,989
20,516	[2]	Skechers USA, Inc., Class A	987,845
20,856	[2]	Taylor Morrison Home Corp.	746,645
24,307		Tempur Sealy International, Inc.	990,510
9,556		Texas Roadhouse, Inc.	959,709
24,488		The Wendy's Co.	546,082
8,182		Thor Industries, Inc.	779,990
18,517		Toll Brothers, Inc.	1,101,576
5,649	[2]	TopBuild Corp.	1,130,139
13,128	[2]	Topgolf Callaway Brands Corp.	321,505
11,189		Travel + Leisure Co.	474,078
29,340	[2]	Under Armour, Inc., Class A	363,523
30,789	[2]	Under Armour, Inc., Class C	335,600
11,852	[2]	Victoria's Secret & Co.	499,562
4,265	[2]	Visteon Corp.	666,790
9,572		Williams-Sonoma, Inc.	1,291,646
3,427		Wingstop, Inc.	543,077
15,163		Wyndham Hotels & Resorts, Inc.	1,175,284
9,167	[2]	YETI Holdings, Inc.	410,315
		TOTAL	48,870,185
		Consumer Staples—3.7%
20,385	[2]	Bellring Brands, Inc.	578,119
19,706	[2]	BJ's Wholesale Club Holdings, Inc.	1,428,094
6,125		Casey's General Stores, Inc.	1,444,949
6,241	[2]	Celsius Holdings, Inc.	626,097
684		Coca-Cola Bottling Co.	346,637
57,752	[2]	Coty, Inc. - CL A	575,210
26,111	[2]	Darling Ingredients, Inc.	1,730,898
10,238		Energizer Holdings, Inc.	379,830
22,985		Flowers Foods, Inc.	636,455
7,893	[2]	Grocery Outlet Holding Corp.	239,868
8,110		Ingredion, Inc.	833,708
3,081		Lancaster Colony Corp.	591,275
23,323	[2]	Performance Food Group Co.	1,430,166
6,730	[2]	Pilgrim's Pride Corp.	163,404
7,682	[2]	Post Holdings, Inc.	729,406
15,046	[2]	Sprouts Farmers Market, Inc.	480,720
1,478	[2]	The Boston Beer Co., Inc., Class A	574,365
		TOTAL	12,789,201
		Energy—3.6%
35,112		Antero Midstream Corp.	382,721
41,144	[2]	Antero Resources Corp.	1,186,593

Shares			Value
	[1]	COMMON STOCKS—continued
		Energy—continued
30,486		ChampionX Corp.	$1,006,648
35,791	[2]	CNX Resources Corp.	598,783
13,725		DT Midstream, Inc.	750,209
85,463		Equitrans Midstream Corp.	619,607
20,212		HF Sinclair Corp.	1,150,063
13,855		Matador Resources Co.	916,647
22,261		Murphy Oil Corp.	970,802
50,375		NOV, Inc.	1,231,165
16,968		PBF Energy, Inc.	712,486
13,739		PDC Energy, Inc.	930,542
36,342		Range Resources Corp.	909,277
163,918	[2]	Southwestern Energy Co.	904,827
2,475	[2]	TXO Energy Partners, LP	55,440
		TOTAL	12,325,810
		Financials—14.4%
5,355		Affiliated Managers Group	925,023
10,523		American Financial Group, Inc.	1,500,475
70,373		Annaly Capital Management, Inc.	1,651,654
22,945		Associated Banc-Corp.	514,197
5,490		Bank of Hawaii Corp.	419,930
16,403		Bank OZK	749,125
9,662	[2]	Brighthouse Financial, Inc.	543,681
20,543		Cadence Bank	525,490
14,725		Cathay Bancorp, Inc.	647,311
23,906		CNO Financial Group, Inc.	615,818
16,778		Commerce Bancshares, Inc.	1,116,744
9,718		Cullen Frost Bankers, Inc.	1,266,061
23,195		East West Bancorp, Inc.	1,821,271
19,892		Essent Group Ltd.	875,845
4,980		Evercore, Inc., Class A	646,454
13,088		Federated Hermes, Inc.	514,358
15,608		First American Financial Corp.	965,667
20,035		First Financial Bankshares, Inc.	713,647
72,846		First Horizon Corp.	1,801,482
3,783		FirstCash Holdings, Inc.	348,717
51,877		FNB Corp. (PA)	740,285
22,807		Fulton Financial Corp.	381,561
16,940		Glacier Bancorp, Inc.	772,295
12,883		Hancock Whitney Corp.	663,217
5,014		Hanover Insurance Group, Inc.	674,784
21,048		Home Bancshares, Inc.	502,416
15,604		Interactive Brokers Group, Inc., Class A	1,247,384
7,099		International Bancshares Corp.	332,730
20,788		Janus Henderson Group PLC	538,825
26,130		Jefferies Financial Group, Inc.	1,026,386
6,432		Kemper Corp.	377,751
2,611		Kinsale Capital Group, Inc.	727,007
41,437		MGIC Investment Corp.	585,090
16,613		Navient Corp.	315,149
99,751		New York Community Bancorp, Inc.	996,512
43,938		Old National Bancorp	768,915

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
41,851		Old Republic International Corp.	$1,104,448
10,683		PacWest Bancorp	295,492
11,243		Pinnacle Financial Partners, Inc.	885,161
6,533		Primerica, Inc.	1,056,713
13,533		Prosperity Bancshares, Inc.	1,026,613
10,077		Reinsurance Group of America	1,529,386
6,613		RenaissanceRe Holdings Ltd.	1,294,098
4,737		RLI Corp.	627,416
14,587		SEI Investments Co.	910,666
8,816		Selective Insurance Group, Inc.	837,520
2,115	[2]	Skyward Specialty Insurance Group, Inc.	39,149
46,181		SLM Corp.	811,400
15,901		Stifel Financial Corp.	1,071,886
25,629		Synovus Financial Corp.	1,075,136
4,611	[2]	Texas Capital Bancshares, Inc.	304,649
8,375		UMB Financial Corp.	755,341
33,725		Umpqua Holdings Corp.	613,795
20,634		United Bankshares, Inc.	829,487
26,792		Unum Group	1,126,068
64,686		Valley National Bancorp	768,470
11,771		VOYA Financial, Inc.	821,263
14,281		Washington Federal, Inc.	506,404
22,208		Webster Financial Corp. Waterbury	1,169,251
8,797		Wintrust Financial Corp.	804,662
		TOTAL	49,077,731
		Health Care—9.5%
13,253	[2]	Acadia Healthcare Co., Inc.	1,113,517
5,154	[2]	Amedisys, Inc.	498,186
11,669	[2]	Arrowhead Pharmaceuticals, Inc.	408,298
8,525	[2]	Azenta, Inc.	476,547
14,738		Bruker Corp.	1,033,429
2,496		Chemed Corp.	1,260,829
14,180		Encompass Health Corp.	885,541
7,592	[2]	Enovis Corp.	477,916
24,541	[2]	Envista Holdings Corp.	956,854
57,232	[2]	Exelixis, Inc.	1,008,428
10,989	[2]	Globus Medical, Inc.	829,669
7,398	[2]	Haemonetics Corp.	625,871
19,930	[2]	Halozyme Therapeutics, Inc.	1,031,776
14,934	[2]	HealthEquity, Inc.	908,734
3,163	[2]	ICU Medical, Inc.	611,186
7,583	[2]	Inari Medical, Inc.	432,610
10,169	[2]	Integra Lifesciences Corp.	582,684
10,282	[2]	Jazz Pharmaceuticals PLC	1,610,778
13,048	[2]	Lantheus Holdings, Inc.	750,260
3,646	[2]	LHC Group, Inc.	578,256
8,453	[2]	Livanova PLC	475,059
7,341	[2]	Masimo Corp.	1,248,557
3,862	[2]	Medpace Holdings, Inc.	853,772
33,881	[2]	Neogen Corp.	725,392
14,004	[2]	Neurocrine Biosciences, Inc.	1,553,464

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
3,425	[2]	Omnicell, Inc.	$189,985
27,863	[2]	Option Care Health, Inc.	804,405
7,284		Patterson Cos., Inc.	219,904
4,916	[2]	Penumbra, Inc.	1,231,015
20,816		Perrigo Co. PLC	778,935
6,089	[2]	Progyny, Inc.	209,401
9,662	[2]	QuidelOrtho Corp.	827,164
6,322	[2]	R1 RCM, Inc.	90,468
7,794	[2]	Repligen Corp.	1,444,228
5,477	[2]	Shockwave Medical, Inc.	1,029,293
18,117	[2]	Sotera Health Topco, Inc.	312,337
7,648	[2]	Staar Surgical Co.	539,566
16,059	[2]	Syneos Health, Inc.	576,839
10,236	[2]	Tandem Diabetes Care, Inc.	417,015
16,627	[2]	Tenet Healthcare Corp.	911,991
6,675	[2]	United Therapeutics Corp.	1,756,660
		TOTAL	32,276,819
		Industrials—19.0%
4,574		Acuity Brands, Inc.	862,291
22,415		AECOM	1,956,157
9,366		AGCO Corp.	1,293,726
7,275	[2]	ASGN, Inc.	661,661
3,670	[2]	Avis Budget Group, Inc.	734,147
10,146	[2]	Axon Enterprise, Inc.	1,982,934
6,306		Brinks Co. (The)	413,674
23,937	[2]	Builders Firstsource, Inc.	1,907,779
3,973	[2]	CACI International, Inc., Class A	1,224,042
7,499		Carlisle Cos., Inc.	1,881,199
4,820	[2]	Chart Industries, Inc.	645,784
7,151	[2]	Clean Harbors, Inc.	931,775
5,481		Crane Holdings Co.	635,303
5,463		Curtiss Wright Corp.	905,765
17,535		Donaldson Co., Inc.	1,093,307
4,371	[2]	Dycom Industries, Inc.	416,862
8,075		Emcor Group, Inc.	1,197,119
5,774		EnerSys, Inc.	479,357
8,268		ESAB Corp.	477,973
20,171		Flowserve Corp.	694,286
20,751	[2]	Fluor Corp.	762,599
18,375		Fortune Brands Innovations, Inc.	1,185,371
4,103	[2]	FTI Consulting, Inc.	654,511
3,761		GATX Corp.	430,446
24,384		Graco, Inc.	1,665,915
18,179	[2]	GXO Logistics, Inc.	951,307
9,740		Hexcel Corp.	687,449
8,552		Hubbell, Inc.	1,957,638
19,780	[2]	IAA Spinco, Inc.	825,419
6,601		Insperity, Inc.	729,741
12,090		ITT Corp.	1,107,323
28,954	[2]	Jet Blue Airways Corp.	231,632
20,200		KBR, Inc.	1,034,846

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
13,126		Kennametal, Inc.	$374,091
9,311	[2]	Kirby Corp.	659,033
26,489		Knight-Swift Transportation Holdings, Inc.	1,565,500
6,208		Landstar System, Inc.	1,072,929
4,631		Lennox International, Inc.	1,206,931
8,298		Lincoln Electric Holdings	1,384,687
7,088		Manpower, Inc.	617,790
10,460	[2]	Mastec, Inc.	1,027,486
28,961		MDU Resources Group, Inc.	895,185
9,192	[2]	Mercury Systems, Inc.	459,462
6,807	[2]	Middleby Corp.	1,058,148
5,237		MSA Safety, Inc.	714,274
6,589		MSC Industrial Direct Co.	544,910
28,628		nVent Electric PLC	1,137,963
10,004		OshKosh Truck Corp.	1,008,203
15,442		Owens Corning, Inc.	1,492,469
10,010		Regal Rexnord Corp.	1,393,392
7,047		Ryder System, Inc.	665,307
3,238	[2]	Saia, Inc.	883,262
7,849		Science Applications International Corp.	814,569
7,929		Simpson Manufacturing Co., Inc.	849,275
10,571	[2]	Stericycle, Inc.	568,826
5,567	[2]	SunPower Corp.	97,033
26,535	[2]	SunRun, Inc.	697,340
6,245		Terex Corp.	318,308
7,815		Tetra Tech, Inc.	1,215,389
9,614		Timken Co.	791,713
15,183		Toro Co.	1,693,208
19,572	[2]	Trex Co., Inc.	1,031,836
23,103	[2]	Univar, Inc.	796,591
3,051		Valmont Industries, Inc.	1,006,006
3,862	[2]	Vicor Corp.	268,139
4,311		Watsco, Inc.	1,238,852
3,822		Watts Industries, Inc., Class A	624,973
7,942		Werner Enterprises, Inc.	373,036
9,203		Woodward, Inc.	941,099
16,140	[2]	XPO, Inc.	643,340
		TOTAL	64,749,893
		Information Technology—12.0%
18,079	[2]	ACI Worldwide, Inc.	504,946
9,201	[2]	Allegro MicroSystems, Inc.	351,202
13,615		Amkor Technology, Inc.	398,375
8,780	[2]	Arrow Electronics, Inc.	1,031,562
3,540	[2]	Aspen Technology, Inc.	703,575
9,915		Avnet, Inc.	454,900
8,362		Belden, Inc.	678,075
9,220	[2]	Blackbaud, Inc.	573,576
8,822	[2]	Calix, Inc.	464,390
22,470	[2]	Ciena Corp.	1,168,889
7,722	[2]	Cirrus Logic, Inc.	697,992
26,113		Cognex Corp.	1,429,426

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
16,845	[2]	Coherent Corp.	$731,073
8,985	[2]	Commvault Systems, Inc.	559,137
6,411		Concentrix Corp.	909,144
30,483	[2]	Dynatrace Holdings LLC	1,171,462
8,534	[2]	Envestnet, Inc.	554,710
6,985	[2]	Euronet Worldwide, Inc.	787,070
4,734	[2]	Exlservice Holding, Inc.	807,620
3,938	[2]	Fair Isaac & Co., Inc.	2,622,511
24,166		Genpact Ltd.	1,142,569
5,072	[2]	IPG Photonics Corp.	568,571
19,401		Jabil, Inc.	1,525,501
16,460	[2]	Kyndryl Holdings, Inc.	220,399
20,185	[2]	Lattice Semiconductor Corp.	1,529,821
4,325		Littelfuse, Inc.	1,110,184
10,635	[2]	Lumentum Holdings, Inc.	640,014
7,067	[2]	MA-COM Technology Solutions Holdings, Inc.	473,630
9,219	[2]	Manhattan Associates, Inc.	1,201,789
6,788		Maximus, Inc.	508,082
8,657		MKS Instruments, Inc.	885,784
18,586		National Instruments Corp.	1,003,644
21,578	[2]	NCR Corp.	591,669
5,322	[2]	Novanta, Inc.	859,343
5,311	[2]	Paylocity Corp.	1,106,228
10,532		Power Integrations, Inc.	906,700
5,312	[2]	Qualys, Inc.	612,792
5,094	[2]	Silicon Laboratories, Inc.	799,300
2,665	[2]	Sitime Corp.	307,088
6,789	[2]	Super Micro Computer, Inc.	491,048
7,179	[2]	Synaptics, Inc.	897,590
5,951		TD SYNNEX Corp.	607,895
19,596	[2]	Teradata Corp.	683,509
6,681		Universal Display Corp.	885,433
6,131	[2]	ViaSat, Inc.	211,213
17,684		Vishay Intertechnology, Inc.	404,787
21,674		Vontier Corp.	499,152
55,032		Western Union Co.	779,803
6,491	[2]	WEX, Inc.	1,200,640
16,367	[2]	Wolfspeed, Inc.	1,260,423
26,389		Xerox Holdings Corp.	432,252
		TOTAL	40,946,488
		Materials—6.5%
29,025		Alcoa Corp.	1,516,266
9,340		AptarGroup, Inc.	1,080,078
7,055		Ashland, Inc.	770,900
17,188		Avient Corp.	696,458
8,124		Cabot Corp.	611,981
22,567		Chemours Co./The	821,213
78,003	[2]	Cleveland-Cliffs, Inc.	1,665,364
14,077		Commercial Metals Corp.	763,959
5,205		Eagle Materials, Inc.	760,346
3,314		Greif, Inc., Class A	236,719

Shares			Value
	[1]	COMMON STOCKS—continued
		Materials—continued
7,375	[2]	Ingevity Corp.	$607,995
10,084		Louisiana-Pacific Corp.	686,619
14,655	[2]	MP Materials Corp.	476,434
495		Newmarket Corp.	170,532
21,747		Olin Corp.	1,404,639
8,500		Reliance Steel & Aluminum Co.	1,933,325
8,247		Royal Gold, Inc.	1,047,616
17,510		RPM International, Inc.	1,574,324
3,381		Scotts Miracle-Gro Co.	244,074
5,775		Sensient Technologies Corp.	437,110
11,747		Silgan Holdings, Inc.	633,046
13,860		Sonoco Products Co.	846,985
35,830		United States Steel Corp.	1,020,797
27,083		Valvoline, Inc.	992,863
6,532		Westlake Corp.	801,803
4,831		Worthington Industries, Inc.	274,739
		TOTAL	22,076,185
		Real Estate—8.2%
17,863		Apartment Income REIT Corp.	683,438
42,855		Brixmor Property Group, Inc.	1,008,378
15,397		Corporate Office Properties Trust	432,194
23,522		Cousins Properties, Inc.	644,973
33,842		Cubesmart	1,549,625
35,349		Douglas Emmett, Inc.	592,096
6,311		EastGroup Properties, Inc.	1,061,826
14,816		EPR Properties	629,384
18,857		First Industrial Realty Trust	1,006,021
48,270		Healthcare Realty Trust, Inc.	1,039,253
20,793		Highwoods Properties, Inc.	631,483
24,427		Independence Realty Trust	459,960
16,143		JBG Smith Properties	325,120
6,808	[2]	Jones Lang LaSalle, Inc.	1,258,595
19,327		Kilroy Realty Corp.	793,180
33,718		Kite Realty Group Trust	731,681
12,549		Lamar Advertising Co.	1,336,970
12,822		Life Storage, Inc.	1,385,289
32,336		Macerich Co. (The)	444,297
74,997		Medical Properties Trust, Inc.	971,211
25,687		National Retail Properties, Inc.	1,216,279
16,485		National Storage Affiliates Trust	672,588
29,299		Omega Healthcare Investors, Inc.	862,563
35,644		Park Hotels & Resorts, Inc.	524,323
21,397		Pebblebrook Hotel Trust	350,911
33,216		Physicians Realty Trust	526,806
15,203		PotlatchDeltic Corp.	744,187
21,684		Rayonier, Inc.	789,081
27,602		Rexford Industrial Realty, Inc.	1,751,899
35,358		Sabra Health Care REIT, Inc.	477,333
5,197		SL Green Realty Corp.	213,856
20,601		Spirit Realty Capital, Inc.	903,972
40,129		STORE Capital Corp.	1,292,555

Shares			Value
	[1]	COMMON STOCKS—continued
		Real Estate—continued
23,753		Vornado Realty Trust L.P.	$579,336
		TOTAL	27,890,663
		Utilities—3.6%
10,820		Allete, Inc.	669,325
9,612		Black Hills Corp.	695,717
35,831		Essential Utilities, Inc.	1,674,383
19,919		Hawaiian Electric Industries, Inc.	841,976
7,166		Idacorp, Inc.	758,235
13,007		National Fuel Gas Co.	755,186
14,302		New Jersey Resources Corp.	713,956
7,980		Northwestern Corp.	453,264
30,279		OGE Energy Corp.	1,190,570
9,987		ONE Gas, Inc.	822,529
5,449		Ormat Technologies, Inc.	504,305
9,533		PNM Resources, Inc.	471,693
12,621		Portland General Electric Co.	600,507
9,567		Southwest Gas Holdings, Inc.	640,319
5,452		Spire, Inc.	393,744
30,064		UGI Corp.	1,197,449
		TOTAL	12,383,158
		TOTAL COMMON STOCKS (IDENTIFIED COST $191,741,896)	330,651,482
		INVESTMENT COMPANY—2.9%
9,993,477		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.41%[3]	$9,993,477
		TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $201,730,434)	340,644,959
		OTHER ASSETS AND LIABILITIES - NET—0.2%[4]	843,910
		TOTAL NET ASSETS—100%	$341,488,869
At January 31, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
S&P MID 400 E-Mini Index	41	$10,917,890	March 2023	$878,046
The average notional value of long futures contracts held by the Fund throughout the period was $13,528,343. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Manager or an affiliate of the Manager, during the period ended January 31, 2023, were as follows:
	Federated Hermes, Inc.	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 10/31/2022	$488,620	$1,428,703	$14,659,721	$16,577,044
Purchases at Cost	$—	$3,557,269	$34,750,872	$38,308,141
Proceeds from Sales	$(35,339)	$(4,985,972)	$(39,424,538)	$(44,445,849)
Change in Unrealized Appreciation/ Depreciation	$45,422	$—	$7,124	$52,546
Net Realized Gain/(Loss)	$15,655	$—	$298	$15,953
Value as of 1/31/2023	$514,358	$—	$9,993,477	$10,507,835
Shares Held as of 1/31/2023	13,088	—	9,993,477	10,006,565
Dividend Income	$3,796	$7,781	$143,453	$155,030
*
All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $10,917,890 at January 31, 2023, which represents 3.2% of total net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P MidCap 400 Index is 100.1%.
2
Non-income-producing security.
3
7-day net yield.
4
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Manager”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Manager.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Manager, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Manager’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Manager’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund's Board of Trustees (the “Trustees”) has designated the Manager as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Manager is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Manager’s fair value determinations.

The Manager, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Manager and certain of the Manager's affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Manager. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Manager’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Manager.
The Manager has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Manager has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Manager. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2023, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust